Consolidated Statements of Changes in Equity (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Dividends per share	¥ 23	¥ 8